NORTHERN LIGHTS FUND TRUST

September 05, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Toews Tactical Oceana Fund
Toews Tactical Income Fund
Toews Tactical Monument Fund
Toews Tactical Opportunity Fund
Toews Tactical Growth Allocation Fund
Toews Unconstrained Income Fund
Toews Tactical Defensive Alpha Fund

Post-Effective Amendment No. 1,001 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Toews Tactical Oceana Fund	1,001	0001580642-17-004904	September 01, 2017
Toews Tactical Income Fund	1,001	0001580642-17-004904	September 01, 2017
Toews Tactical Monument Fund	1,001	0001580642-17-004904	September 01, 2017
Toews Tactical Opportunity Fund	1,001	0001580642-17-004904	September 01, 2017

Toews Tactical Growth Allocation Fund	1,001	0001580642-17-004904	September 01, 2017
Toews Unconstrained Income Fund	1,001	0001580642-17-004904	September 01, 2017
Toews Tactical Defensive Alpha Fund	1,001	0001580642-17-004904	September 01, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary